Accounts Receivable, Net	12 Months Ended
Dec. 31, 2021
Receivables, Net, Current [Abstract]
Accounts Receivable, Net
6.	ACCOUNTS RECEIVABLE, NET

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Accounts receivable	2,350,641	3,603,240	565,427
Allowance for credit losses	(15,770)	(32,265)	(5,063)

Accounts receivable, net	2,334,871	3,570,975	560,364

The movements of the allowance for credit losses were as follows:

	As at December 31
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Balance at beginning of the year	2,249	22,894	15,770	2,475
Adoption of ASC 326*	—	—	5,684	892
Provision for expected credit losses	61,687	44,695	121,731	19,102
Write-offs charged against the allowance	(41,042)	(44,096)	(101,202)	(15,881)
Recoveries during the year	—	(7,723)	(9,718)	(1,525)

Balance at end of the year	22,894	15,770	32,265	5,063

*
Starting from January 1, 2021, the Group adopted ASC 326, which amends previously issued the
guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses rather than incurred losses. The Group used a modified retrospective approach with a cumulative effect of increasing the opening balance of accumulated deficit approximately of RMB5,684 (US$892).